Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 14,310,000	$ 8,270,000	$ 740,000	$ 22,580,000
Brazil | Federal Government of Brazil, Tax Authority
Total	$ 14,310,000		50,000	14,360,000
Brazil | Federal Government of Brazil, Department of Mining Production
Total		7,350,000		7,350,000
Brazil | Federal Government of Brazil, National Mining Agency
Total			200,000	200,000
Brazil | State Government of Mato Grosso, Tax Authority
Total		$ 920,000		920,000
Brazil | Municipal Government of Tucuma, City Hall
Total			$ 490,000	$ 490,000